Net deferred tax position - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 11,500	€ 10,900	€ 10,200
Total deferred tax assets for tax loss carryforwards	1,658	1,640	1,651
Unused tax losses for which no deferred tax asset recognised	331	317	310
Deferred tax assets not recognized as future recovery not probable	€ 346	€ 340	€ 298